UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

                                                                                                                          (Address of principal executive offices)                   (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 29, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)
COMMON STOCKS - 93.47%				Diversified Financial Services - 7.22%
					American Express Company	39,750	$ 1,681,425
Apparel - 2.59%
*	Deckers Outdoor Corporation	1,000	$ 110,640	Electric - 4.03%
Nike, Inc. - Cl. B		8,200	493,640		Allegheny Energy, Inc.	6,900	349,623
			604,280	µ	CPFL Energia S.A.	2,800	179,872
Auto Parts & Equipment - 0.37%					FPL Group, Inc.	6,800	409,972
	WABCO Holdings, Inc.	2,063	86,192				939,467
				Engineering & Construction - 0.56%
Banks - 8.01%				*	Foster Wheeler Ltd.	2,000	130,900
	Bank of America Corporation	4,000	158,960
	M&T Bank Corporation	2,030	166,622	Foods - 1.40%
	SunTrust Banks, Inc.	500	29,065	µ	Cadbury Schweppes plc	4,500	201,825
	U.S. Bancorp	3,000	96,060		Kraft Foods Inc.	4,000	124,680
	Wells Fargo Company	48,444	1,416,018				326,505
			1,866,725	Hand/Machine Tools - 0.78%
Beverages - 12.95%					Kennametal Inc.	6,000	182,220
	Anheuser-Busch Companies, Inc.	2,700	127,143
µ	Companhia de Bebidas das			Health Care Products - 1.60%
	Americas (AmBev)	2,000	162,960		Johnson & Johnson	6,000	371,760
µ	Diageo plc	3,000	246,300
µ	Fomento Economico			Health Care Services - 1.10%
	Mexicano SA de CV	6,000	240,000	*	Five Star Quality Care, Inc.	4	27
	Molson Coors Brewing Company	1,000	53,960		UnitedHealth Group Incorporated	4,000	185,920
	PepsiCo, Inc.	5,000	347,800	*	Wellpoint, Inc.	1,000	70,080
	The Coca-Cola Company	31,430	1,837,398				256,027
			3,015,561	Household Products/Wares - 0.46%
Building Materials - 1.39%					Church & Dwight Co., Inc.	2,000	106,920
	Trane Inc.	4,190	188,760
*	USG Corporation	4,000	136,120	Insurance - 10.29%
			324,880	*	Markel Corporation	1,400	650,650
Chemicals - 1.55%					The Progressive Corporation	1,000	18,330
	The Sherwin-Williams Company	6,970	360,907		Wesco Financial Corporation	386	150,154
					White Mountains Insurance
Coal - 0.76%					Group Ltd.	3,200	1,578,880
	Arch Coal, Inc.	2,000	102,180				2,398,014
	CONSOL Energy Inc.	1,000	75,980	Iron/Steel - 1.22%
			178,160	µ	Companhia Siderurgica Nacional	4,000	149,560
Commercial Services - 3.00%				µ	POSCO	1,000	135,300
*	Iron Mountain Incorporated	1,275	38,352				284,860
	MasterCard, Inc. †	1,000	190,000	Machinery-Diversified - 0.47%
	Moody's Corporation	12,410	471,332		Flowserve Corporation	1,000	108,900
			699,684
Cosmetics & Personal Care - 7.00%
*	Chattem, Inc.	2,000	155,800
	The Procter & Gamble Company	22,295	1,475,483
			1,631,283				(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 29, 2008
		Shares	Market Value (Note 1)				Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)					Transportation - 3.02%
						Burlington Northern Santa Fe
Media - 3.66%						Corporation	5,000	$ 438,900
*	Comcast Corporation - Cl. A	8,250	$ 161,205			Union Pacific Corporation	1,000	124,760
	Gannett Co., Inc.	4,298	129,585			United Parcel Service, Inc. - Cl. B	2,000	140,480
	The McGraw-Hill Companies, Inc.	1,000	40,930					704,140
	The Washington Post
	Company - Cl. B	720	521,280		Total Common Stocks (Cost $18,785,703)			21,774,196
			853,000
Mining - 1.45%					EXCHANGE TRADED FUNDS - 4.29%
	Barrick Gold Corporation	2,800	145,460
	Freeport-McmoRan Copper					CurrencyShares Australian Trust	4,000	375,040
	& Gold, Inc.	1,900	191,634		*	CurrencyShares Japanese
			337,094			Yen Trust	4,500	432,495
Miscellaneous Manufacturer - 1.05%						CurrencyShares Swiss Franc
	General Electric Company	3,000	99,420			Trust	2,000	192,500
	Ingersoll-Rand Company Ltd.	1,000	41,860
	SPX Corporation	1,000	102,300		Total Exchange Traded Funds (Cost $966,082)			1,000,035
			243,580
Oil & Gas - 1.97%					INVESTMENT COMPANY - 1.35%
	Apache Corporation	1,000	114,710			Lehman Brothers Institutional Liquidity Funds -
	ConocoPhillips	2,164	178,984			Prime Portfolio, 3.49%
µ	Petroleo Brasilerio S.A.	1,400	164,276			(Cost $313,580)	313,580	313,580
			457,970	#
Pharmaceuticals - 0.73%					Total Investments (Cost $20,065,365) - 99.11%			$23,087,811
µ	GlaxoSmithKline plc	3,000	131,730		Other Assets Less Liabilities - 0.89%			207,968
µ	Sanofi-Aventis SA	1,000	37,090
			168,820		Net Assets - 100.00%			$23,295,779
Pipelines - 0.99%
	Kinder Morgan Energy				*	Non-income producing investment.
	Partners, L.P.	4,000	229,840		µ	American Depositary Receipt.
					†	Portion of the security is pledged as collateral for call options written.
Retail - 7.87%
*	CarMax, Inc.	3,000	55,080
	Costco Wholesale Corporation	6,500	402,480		The following acronyms are used in this portfolio:
	Lowe's Companies, Inc.	1,000	23,970		LP - Limited Partner
	McDonald's Corporation †	7,000	378,770		PLC - Public Limited Company (British)
	The Home Depot, Inc.	7,000	185,850		SA de CV - Convertible Securities (Mexican)
	Wal-Mart Stores, Inc.	10,100	500,859
	Yum! Brands, Inc.	8,300	285,935
			1,832,944
Textiles - 5.98%
*	Mohawk Industries, Inc.	19,495	1,392,138					(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 29, 2008
	Shares	Market Value (Note 1)

Summary of Investments by Industry

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	% of Net Assets	Market Value
Industry
Apparel	2.59%	$ 604,280
Auto Parts & Equipment	0.37%	86,192	Aggregate gross unrealized appreciation
Banks	8.01%	1,866,725	Aggregate gross unrealized depreciation	$ 3,930,516
Beverages	12.95%	3,015,561		(908,070)
Building Materials	1.39%	324,880
Chemicals	1.55%	360,907	Net unrealized appreciation	$ 3,022,446
Coal	0.76%	178,160
Commercial Services	3.00%	699,684
Cosmetics & Personal Care	7.00%	1,631,283
Diversified Financial Services	7.22%	1,681,425
Electric	4.03%	939,467
Engineering & Construction	0.56%	130,900
Exchange Traded Funds	4.29%	1,000,035
Foods	1.40%	326,505
Hand/Machine Tools	0.78%	182,220
Health Care Products	1.60%	371,760
Health Care Services	1.10%	256,027
Household Products/Wares	0.46%	106,920
Insurance	10.29%	2,398,014
Investment Company	1.35%	313,580
Iron/Steel	1.22%	284,860
Machinery-Diversified	0.47%	108,900
Media	3.66%	853,000
Mining	1.45%	337,094
Miscellaneous Manufacturer	1.05%	243,580
Oil & Gas	1.97%	457,970
Pharmaceuticals	0.73%	168,820
Pipelines	0.99%	229,840
Retail	7.87%	1,832,944
Textiles	5.98%	1,392,138
Transportation	3.02%	704,140
Total	99.11%	$23,087,811

See Notes to Financial Statements

WISDOM FUND

Call Options Written
(Unaudited)

As of February 29, 2008

		Shares Subject to Call	Market Value (Note 1)

Common Stocks, Expiration Date, Exercise Price
(Note 2)
*	MasterCard, Inc., 04/19/2008
	Strike $210.00	1,000	5,600
*	McDonald's Corporation, 03/22/2008
	Strike $65.00	4,000	100

Total (Premiums Received $16,220)			$ 5,700

See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)
/s/ C. Douglas Davenport

C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ C. Douglas Davenport

C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

New Providence Investment Trust

Date: April 18, 2008